ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE
Trade	$ 551.6	$ 479.3
Other	67.5	51.1
Total	$ 619.1	$ 530.4